Note 7 - Long-term Debt - Summary of Future Annual Loan Repayments for Long-term Debt (Details)	Dec. 31, 2018 USD ($)
2019	$ 5,212,000
2020	5,212,000
2021	27,067,000
2022
2023
Thereafter
Total	$ 37,491,000